Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 462,239,768
Previously Paid Amount	0.00
Total Fee Amount	63,835.33
Total Offset Amount	0.00
Net Fee	$ 63,835.33